Segment Reporting - Summary of Regional Distribution of Revenue (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	€ 327,698,465	€ 71,755,303	€ 76,442,505
Germany [member]
Disclosure of geographical areas [line items]
Revenue	0	145,000	309,000
Europe and Asia [member]
Disclosure of geographical areas [line items]
Revenue	8,640,000	39,322,000	56,784,000
USA and Canada [member]
Disclosure of geographical areas [line items]
Revenue	€ 319,058,000	€ 32,288,000	€ 19,350,000